Incentive Compensation Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares expected to be repurchased	2,090
Total incremental compensation cost recognized	$ 167	$ 970
Expense related to equity compensation arrangements	7,334	7,021	$ 6,842
Tax benefit from share based compensation	733	59	0
Maximum amount of cash payments that could be payable under Long Term Cash Incentive Plan in the event of change in control	7,035
Estimated maximum amount of cash payments that could be payable under Long Term Cash Incentive Plan in the event of change in control that has been earned by perticipants	$ 1,771
Tier I Time Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Yearly vesting percentage of awards	20.00%
Unrecognized compensation expense	$ 24,305
Weighted average period	2 years 3 months 18 days
Tier II Time Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Yearly vesting percentage of awards	20.00%
Unrecognized compensation expense	$ 2,564
Weighted average period	2 years 3 months
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 24,561
Percentage of liquidity event threshhold	25.00%
Compensation cost not yet recognized - other than options	$ 1,031
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Yearly vesting percentage of awards	20.00%
Unrecognized compensation expense	$ 1,347
Weighted average period	2 years 8 months 1 day
Granted in period	1,500
Grant date fair value per unit	$ 1,020
Vested
Parent Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	159,750
Emdeon Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to equity compensation arrangements	$ 335	$ 240	$ 27